Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	AGM GROUP HOLDINGS INC.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001705402
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2